SHARE BASED COMPENSATION (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended		12 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 03, 2010 Option Plan [Member]	Oct. 06, 2010 Option Plan [Member]	Dec. 31, 2012 Option Plan [Member]	Dec. 31, 2011 Option Plan [Member]	Dec. 31, 2010 Option Plan [Member]	Dec. 31, 2009 Option Plan [Member]	Jan. 09, 2012 Option Plan [Member] Relevant Employees and Executive Officers [Member]	Jan. 09, 2012 Option Plan [Member] Relevant Employees and Executive Officers [Member] Options Granted October 31, 2009 [Member]	Jan. 09, 2012 Option Plan [Member] Relevant Employees and Executive Officers [Member] Options Granted October 6, 2010 [Member]	Jan. 09, 2012 Option Plan [Member] Relevant Employees and Executive Officers [Member] Options Granted December 3, 2010 [Member]	Jan. 09, 2012 Option Plan [Member] Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized									15,000,000
Granted	1,190,000			2,190,000		1,190,000		2,310,000		890,000				300,000
Issuance of common stock in exchange for services rendered, shares					120,000
Vesting period for plan					4 years
Vesting percentage in year 1, percent					30.00%					25.00%				30.00%
Vesting percentage in year 2, percent					30.00%					75.00%				30.00%
Vesting percentage in year 3, percent					40.00%									40.00%
Vesting installments during vesting period				4						36
Shares available for future granting						7,820,500
Exercise price				$ 2.35	$ 1.90					$ 0.42				$ 0.42
Number of options modified										6,520,000
Weighted average fair value of stock options granted						$ 0.23	$ 0	$ 1.29			$ 0.22	$ 0.23	$ 0.23
Incremental cost associated with the modification										$ 638,700
Share-based compensation	2,249,834	2,206,025	1,614,755			2,249,834	2,206,025	1,614,755		284,123
Unrecognized compensation cost related to non-vested stock options						$ 1,894,762				$ 354,577
Unrecognized compensation cost, recognition period						1 year 4 months 2 days				2 years 1 month 13 days